INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Finance Costs
Interest expenses with the Parents	$ (1,219,776)	$ (1,861,774)	$ (1,386,288)
Interest expenses	(17,702,770)	(17,535,324)	(20,450,254)
Financial commissions	(2,317,690)	(1,483,428)	(1,578,292)
Finance Costs	(21,240,236)	(20,880,526)	(23,414,834)
Other finance results
Exchange differences generated by assets	22,161,855	30,194,601	48,355,784
Exchange differences generated by liabilities	(35,541,048)	(50,815,215)	(66,200,973)
Changes in fair value of financial assets or liabilities and other financial results	(5,057,589)	(418,186)	(540,589)
Gain from cancellation of purchase option			6,582,849
Share-based payment cost of listing shares			(20,893,789)
Net gain of inflation effect on monetary items	11,824,678	9,216,684	14,653,335
Other finance results	(6,612,104)	(11,822,116)	(18,043,383)
Total net finance results	(27,852,340)	(32,702,642)	(41,458,217)
Profit from translation effects	10,076,208	(10,108,444)	5,240,151
Rizobacter Argentina S.A
Other finance results
Profit from translation effects	$ 6,700,000	$ 3,600,000	$ 1,200,000